Lease (Details 1)	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 73,802
Weighted average remaining lease term	1 year 10 months 10 days
Weighted average discount rate	0.55%